STATEMENT OF ADDITIONAL INFORMATION

Causeway International Value Fund
Institutional Class (CIVIX)
Investor Class (CIVVX)

Causeway Global Value Fund
Institutional Class (CGVIX)
Investor Class (CGVVX)

Causeway Emerging Markets Fund
Institutional Class (CEMIX)
Investor Class (CEMVX)

Causeway International Opportunities Fund
Institutional Class (CIOIX)
Investor Class (CIOVX)

SUPPLEMENT DATED OCTOBER 5, 2011
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 31, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

Under “Shareholder Service Arrangements,” add the following financial institutions that are parties to agreements entitling them to receive payments from the Distributor under the Service Plan and/or the Investment Adviser from its own resources, as indicated:

Service Provider	Payments Received From

LPL Financial	Investment Adviser

UBS Financial Services Inc.	Distributor and Investment Adviser

Wells Fargo Advisors, LLC	Dirstributor and Investment Adviser

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

STATEMENT OF ADDITIONAL INFORMATION

Causeway Global Absolute Return Fund
Institutional Class (CGAIX)
Investor Class (CGAVX)

SUPPLEMENT DATED OCTOBER 5, 2011
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 21, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

Under “Shareholder Service Arrangements,” add the following financial institutions that are parties to agreements entitling them to receive payments from the Distributor under the Service Plan and/or the Investment Adviser from its own resources, as indicated:

Service Provider	Payments Received From

LPL Financial	Investment Adviser

UBS Financial Services Inc.	Distributor and Investment Adviser

Wells Fargo Advisors, LLC	Dirstributor and Investment Adviser

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.